Note 12 - Share-based Payments	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]
12	Share-based payments

12.1	Cash-settled share-based payments

The Group has expensed the following cash-settled share-based expense arrangements for the twelve months ended December 31:

	Note	2021	2020	2019

Restricted Share Units and Performance Units	12.1(a)	515	1,299	616
Caledonia Mining South Africa employee incentive scheme	12.1(b)	(38)	114	73
		477	1,413	689

(a)	Restricted Share Units and Performance Units

Certain management and employees within the Group are granted Restricted Share Units (“RSUs”) and Performance Units (”PUs”) pursuant to provisions of the 2015 Omnibus Equity Incentive Compensation Plan (“OEICP”). All RSUs and PUs were granted and approved at the discretion of the Compensation Committee of the Board of Directors.

RSUs vest three years after grant date given that the service conditions of the relevant employees have been fulfilled. The value of the vested RSUs is the number of RSUs vested multiplied by the fair market value of the Company’s shares, as specified by the OEICP, on the date of settlement.

PUs have a performance condition based on gold production and a performance period of one up to three years. The number of PUs that vest will be the relevant portion of the PUs granted multiplied by the performance multiplier, which will reflect the actual performance in terms of the performance conditions compared to expectations on the date of the award.

RSU holders are entitled to receive dividends over the vesting period. Such dividends will be reinvested in additional RSUs at the then applicable share price. PUs have rights to dividends only after they have vested.

RSUs and PUs allow for settlement of the vesting date value in cash or, subject to conditions, shares issuable at fair market value or a combination of both at the discretion of the unitholder.

The fair value of the RSUs at the reporting date was based on the Black Scholes option valuation model less the fair value of the expected dividends during the vesting period multiplied by the performance multiplier expectation. At the reporting date it was assumed that there is a 93%-100% probability that the performance conditions will be met and therefore a 93%-100% (2020: 93%-100%) average performance multiplier was used in calculating the estimated liability. The fair value of the PUs at the reporting date was based on the Black Scholes option valuation model. The liability as at December 31, 2021 amounted to $3,027 (2020: $2,240). Included in the liability as at December 31, 2021 is an amount of $692 (2020: $634; 2019: $107) that was expensed and classified as production costs; refer to note 8. During the year PUs to the value of $420 vested and were settled in cash (2020: $216 issued as share capital).

The following assumptions were used in estimating the fair value of the cash-settled share-based payment liability on:

	December 31,		December 31,
	2021		2020
	RSUs	PUs	RSUs	PUs
Risk free rate	1.52%	1.52%	0.93%	0.93%
Fair value (USD)	12.06	11.63	15.88	15.51
Share price (USD)	11.71	11.71	15.88	15.88
Performance multiplier percentage	–	93-100%	–	93-100%
Volatility	1.20	1.06	1.00	1.06

Share units granted:	RSUs	PUs	RSUs	PUs
Grant - January 11, 2019	–	95,740	–	95,740
Grant - March 23, 2019	–	28,287	–	28,287
Grant - June 8, 2019	–	14,672	–	14,672
Grant - January 11, 2020	17,585	114,668	17,585	114,668
Grant - March 31, 2020	–	1,971	–	1,971
Grant - June 1, 2020	–	1,740	–	1,740
Grant - September 9, 2020	–	1,611	–	1,611
Grant - September 14, 2020	–	20,686	–	20,686
Grant - October 5, 2020	–	514	–	514
Grant - January 11, 2021	–	78,875	–	–
Grant -April 1, 2021	–	770	–	–
Grant - May 14, 2021	–	2,389	–	–
Grant - June 1, 2021	–	1,692	–	–
Grant - June 14, 2021	–	507	–	–
Grant - August 13, 2021	–	2,283	–	–
Grant - September 1, 2021	–	553	–	–
Grant - September 6, 2021	–	531	–	–
Grant - September 20, 2021	–	526	–	–
Grant - October 1, 2021	–	2,530	–	–
Grant - October 11, 2021	–	500	–	–
Grant - November 12, 2021	–	1,998	–	–
Grant - December 1, 2021	–	936	–	–
RSU dividends reinvested	1,066	–	386	–
Settlements/ terminations	-	(30,600)	–	–
Total awards	18,651	343,379	17,971	279,889

(b)	Caledonia Mining South Africa employee incentive scheme

From 2017 until 2019 Caledonia Mining South Africa Proprietary Limited granted awards to certain of its employees that entitles them to a cash pay-out at the Company’s share price on November 30 of each year over a 3-year period from the grant date. The cash-settled share-based payment liability was calculated based on the number of awards expected to vest multiplied by the Company’s Black Scholes option valuation fair value of £8.90 at the reporting date and apportioned for the quantity vested over the total vesting period. The liability relating to these cash-settled share-based payment awards amounted to $Nil ( December 31, 2020: $30) and the fair value adjustment included in the consolidated financial statements of profit or loss and other comprehensive income amounted to ($38) (2020: $114) for the twelve months ended December 31, 2021.

During September 2020 it was communicated to employees of Caledonia Mining South Africa Proprietary Limited that going forwards they will receive awards of PUs under the OEICP, and so a discretionary 10% cash bonus scheme would gradually replace the current cash-settled share-based scheme and no more awards would be made under the cash-settled share-based scheme. To the extent their cash-settled share-based payments fall short of the cash bonus, they would receive the amount equal to the awards. All awards vested or expired by year-end. No new awards were granted.

The following assumptions were used in estimating the fair value of the cash-settled share-based payment liability for the year ended December 31.

	2021	2020
	Awards
Grant – August 2018 (3-year term)	5,918	5,918
Grant - August 2019 (3-year term)	9,034	9,034
Awards paid out/ expired	(14,952)	(11,941)
Total awards outstanding	–	3,011

Estimated awards expected to vest	100%	100%